Note 16 - Tax Expense - Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Net income tax receivable/ (payable)	$ (1,284)	$ (1,461)	$ (419)
Current tax expense	(7,642)	(9,932)	(9,051)
Acquisition of Bilboes Gold tax liability (note 5)	(10)	0	0
Foreign currency movement	840	3,243	583
Tax paid	9,206	6,866	7,426
Net income tax receivable/ (payable)	$ 1,110	$ (1,284)	$ (1,461)